7. MINERAL PROPERTY INTERESTS (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 46,965,221	$ 48,806,565
USA [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	46,450,946	48,272,127
Australia [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	514,275	534,438
Ann Mason [Member] | USA [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	45,703,348	47,495,218
Lordsburg [Member] | USA [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	475,527	494,171
Other [Property] | USA [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	272,071	282,738
Blue Rose JV [Member] | Australia [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 514,275	$ 534,438